Benefit Plans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other amounts recognized in other comprehensive income
Net (gain) loss	$ (798,226)	$ (334,059)	$ 530,322
Total recognized in other comprehensive income	(798,226)	(334,059)	530,322
Amount that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	600,806
Oneida Savings Bank pension plan
Components of net periodic pension cost
Service cost benefits earned during the period	0	0	0
Interest cost on projected benefit obligation	168,421	168,082	211,449
Expected return on plan assets	(289,458)	(264,680)	(266,768)
Net amortization and deferral	238,847	140,739	122,317
Net periodic pension cost	117,810	44,141	66,998
Other amounts recognized in other comprehensive income
Net (gain) loss	(221,706)	(148,815)	296,029
Prior service cost (credit)	0	0	0
Amortization of gain (loss)	(238,847)	(140,739)	(122,317)
Total recognized in other comprehensive income	(460,553)	(289,554)	173,712
Total recognized in net periodic benefit (cost) and other comprehensive income	(342,743)	(245,413)	240,710
Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate	4.04%	3.97%	4.98%
Weighted-average assumptions used to determine net cost
Discount rate	3.97%	4.98%	5.05%
Expected return on plan assets	7.50%	7.50%	7.50%
State Bank of Chittenango pension plan
Components of net periodic pension cost
Service cost benefits earned during the period	22,335	26,335	26,261
Interest cost on projected benefit obligation	96,191	105,807	123,774
Expected return on plan assets	(120,698)	(127,794)	(141,928)
Net amortization and deferral	81,782	79,058	48,854
Net periodic pension cost	79,610	83,406	56,961
Other amounts recognized in other comprehensive income
Net (gain) loss	(255,891)	34,553	405,464
Prior service cost (credit)	0	0	0
Amortization of gain (loss)	(81,782)	(79,058)	(48,854)
Total recognized in other comprehensive income	(337,673)	(44,505)	356,610
Total recognized in net periodic benefit (cost) and other comprehensive income	$ (258,063)	$ 38,901	$ 413,571
Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate	4.36%	3.84%	4.27%
Weighted-average assumptions used to determine net cost
Discount rate	3.84%	4.27%	5.38%
Expected return on plan assets	6.50%	7.00%	7.00%